Rental Expense and Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Rental Expense and Lease Commitments
Lease Commitments
($ in millions)

	2015	2016	2017	2018	2019	Beyond 2019
Operating lease commitments
Gross minimum rental commitments
(including vacant space below)	$1,350	$1,161	$988	$848	$754	$1,051
Vacant space	$24	$9	$6	$2	$0	$—
Sublease income commitments	$12	$10	$8	$6	$5	$6
Capital lease commitments	$13	$7	$2	$2	$2	$2